Non-Controlling interests	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Non-Controlling interests
(24)	Non-controlling interest
The information related to each of the subsidiaries of the Group that has material NCI as of December 31, 2019 and 2018 is summarized below:

	LifeMiles Ltd.	Taca International Airlines S.A.	Avianca Costa Rica S.A.	Other individually intangible subsidiaries.	Total
Percentage non-controlling interest	30.00%	3.17%	7.58%

Current assets	$52,807	$30,762	$28,747	$7,274	$119,590
Non-current assets	20,168	14,113	5,470	5,345	45,096
Current liabilities	(94,047)	(18,421)	(34,584)	(5,492)	(152,544)
Non-current liabilities	(172,582)	(37,848)	(806)	(3,072)	(214,308)

Net assets	(193,654)	(11,394)	(1,173)	4,055	(202,166)

Net profit (loss)	26,829	(3,524)	(4,066)	478	19,717
Other comprehensive income	$(163)	$7	$(25)	$3	$(178)

	LifeMiles Ltd.	Taca International Airlines S.A.	Aerotaxis la Costeña S.A.	TurboProp Leasing Corp.	Avianca Costa Rica S.A.	Other individually intangible subsidiaries.	Total
Percentage non-controlling interest	30.00%	3.17%	31.92%	32.00%	7.58%

Current assets	$50,344	$28,269	$2,597	$4,155	$25,818	$5,719	$116,902
Non-current assets	24,337	8,932	687	7,615	5,444	2,529	49,544
Current liabilities	(98,034)	(18,861)	(1,268)	(2,658)	(27,515)	(3,481)	(151,817)
Non-current liabilities	(160,816)	(26,210)	—	(3,995)	(827)	(774)	(192,622)

Net assets	(184,169)	(7,870)	2,016	5,117	2,920	3,993	(177,993)

(Loss) gain	24,321	(3,684)	(499)	1,283	841	3,683	25,946
Other full benefits	$(94)	$(158)	$—	—	$—	$(9)	$(261)